Financial Instruments - Assets and Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 288,488
Beginning balance	(272,147)
Transfers in	0	£ 0
Transfers in	0	0
Transfers out	0	0
Transfers out	0	0
Ending Balance	302,819
Ending Balance	(286,335)
Level 3 | Fair Value Through P&L
Disclosure of fair value measurement of assets [line items]
Beginning balance	505	1,055
Total gains/(losses) recognised in profit or loss, fair value movements	(10)	32
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	6	3
Transfers in		11
Transfers out	0
Netting	(37)	(254)
Additions	0	188
Sales	(11)
Settlements	(110)	(269)
Ending Balance	343	766
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	(4)	35
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	56	73
Total gains/(losses) recognised in profit or loss, fair value movements	1	0
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in		0
Transfers out	0
Netting	0	0
Additions	0	0
Sales	(19)
Settlements	(8)	(4)
Ending Balance	30	69
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	1	0
Level 3 | Financial assets at Fair Value Class
Disclosure of fair value measurement of assets [line items]
Beginning balance	645	1,243
Total gains/(losses) recognised in profit or loss, fair value movements	(11)	35
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	6	3
Transfers in		11
Transfers out	0
Netting	(37)	(254)
Additions	0	191
Sales	(30)
Settlements	(135)	(288)
Ending Balance	438	941
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	(5)	38
Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Beginning balance	84	115
Total gains/(losses) recognised in profit or loss, fair value movements	(2)	3
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in		0
Transfers out	0
Netting	0	0
Additions	0	3
Sales	0
Settlements	(17)	(15)
Ending Balance	65	106
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	(2)	3
Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(35)	(70)
Total gains/(losses) recognised in profit or loss, fair value movements	(1)	(1)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in		0
Transfers out	0
Netting	0	0
Additions	0	0
Sales	0
Settlements	6	31
Ending Balance	(30)	(40)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	(1)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(1)
Fair Value Through P&L | Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(61)	(49)
Total gains/(losses) recognised in profit or loss, fair value movements	15	(5)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	2	(3)
Transfers in		0
Transfers out	28
Netting	0	0
Additions	(1)	(2)
Sales	0
Settlements	1	2
Ending Balance	(16)	(57)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	17
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(8)
Financial Liabilities at Fair Value, Class | Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(96)	(119)
Total gains/(losses) recognised in profit or loss, fair value movements	14	(6)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	2	(3)
Transfers in		0
Transfers out	28
Netting	0	0
Additions	(1)	(2)
Sales	0
Settlements	7	33
Ending Balance	(46)	(97)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	£ 16
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		£ (9)